TCW INVESTMENT MANAGEMENT COMPANY

865 SOUTH FIGUEROA STREET, SUITE 1800

LOS ANGELES, CALIFORNIA 90017

(213) 244-0000

PATRICK W. DENNIS, ESQ.

ASSISTANT SECRETARY

June 14, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	TCW Funds, Inc. (the “Corporation”)

  (File Nos. 033-52272 and 811-07170)

Ladies and Gentlemen:

On behalf of the Corporation, we hereby submit for filing via the EDGAR system pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, Post-Effective Amendment No. 101 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”).

The purpose of the Amendment is to add one new series to the Corporation, the TCW Global Artificial Intelligence Equity Fund (the “New Fund”).

Since shares of the New Fund will be offered in the same manner as the other series of the Corporation, the disclosure in the New Fund’s Prospectus is identical or nearly identical to those sections in the Prospectus and Statement of Additional Information of other series of the Corporation that has been reviewed by the Staff, with the exception of the investment objective, strategies and risk disclosure. Consequently, the Corporation requests selective review of the Amendment.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at (213) 244-0000.

Sincerely,

/s/ Patrick W. Dennis, Esq.

Patrick W. Dennis, Esq.
Assistant Secretary